Goodwill and Intangible Assets	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 8 – Goodwill and Intangible Assets

Intangible assets consist of the following at:

	October 31,	July 31,
	2019	2019
In-Process Research & Development	$8,761,427	$8,761,427
Non-compete agreements	1,566,700	1,210,000
Developed software/technology	172,500	131,000
Vendor agreements and other intangibles	775,674	51,274
	11,276,301	10,153,701
Less accumulated amortization	(473,859)	(319,432)
	$10,802,442	$9,834,269

Intangible assets are generally amortized on a straight-line basis over the useful lives of the assets. The Company is currently not amortizing the in-process research and development until it becomes commercially viable and placed in service. At the time when the intangible assets are placed in service the Company will determine a useful life.

Amortization expense amounted to $154,426 and $646 for the three months ended October 31, 2019 and October 31, 2018, respectively.

The remaining estimated amortization expense for the next five years and thereafter is as follows:

Year Ending July 31,	Amount
2020	$570,708
2021	616,744
2022	246,324
2023	94,511
2024	68,491
Thereafter	444,658
$2,041,435

Changes in the value of goodwill:

Balance as of July 31, 2019	$38,297,573
Acquisition of MediSource and Pantheon	603,553
Balance as of October 31, 2019	$38,901,126

Note 12 – Goodwill and Intangible Assets

Intangible assets consist of the following at July 31:

	July 31,	July 31,
	2019	2018
In-Process Research & Development	$8,761,427	$2,911,377
Non-compete agreements	1,210,000	—
Developed Software/Technology	131,000	—
Other Intangibles	51,274	327,654
	10,153,701	3,239,031
Less accumulated amortization	(319,432)	(27,994)
	$9,834,269	$3,211,037

Intangible assets are generally amortized on a straight-line basis over the useful lives of the assets. The Company is currently not amortizing the in-process research and development until it becomes commercially viable and placed in service. At the time when the intangible assets are placed in service the Company will determine a useful life.

Amortization expense amounted to $255,835 and 2,571 for the years ended July 31, 2019 and 2018, respectively.

Estimated amortization expense (in thousands) for the next five years and thereafter is as follows:

Year Ending July 31,	Amount
2020	$434,117
2021	434,118
2022	164,895
2023	30,787
2024	11,138
Thereafter	7,898
$1,082,952

Changes in the value of goodwill:

Balance as of July 31, 2018	$—
Acquisition of Veneto (revaluation)	15,051,768
Acquisition of Regentys (revaluation)	13,834,581
Acquisition of Olaregen (revaluation)	9,411,224
Balance as of July 31, 2019	$38,297,573